EQUITY - Schedule of Changes In Equity (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General partner
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	139	139	139
Distribution reinvestment program (in shares)	0	0	0
Issued under unit-based compensation plan (in shares)	0	0	0
Repurchases of LP Units (in shares)	0	0	0
End of year (in shares)	139	139	139
Limited partners
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	424,198	254,989	260,222
Issued on August 28, 2018 for the acquisition of GPP Inc. (shares)		109,702
Exchange LP Units exchanged (in shares)	425	7,770	285
Distribution reinvestment program (in shares)	257	175	181
Issued under unit-based compensation plan (in shares)	858	57	215
Repurchases of LP Units (in shares)	(22,252)	(4,661)	(5,914)
End of year (in shares)	439,802	424,198	254,989
Limited partners | BPR
Reconciliation of number of shares outstanding [abstract]
Exchange LP Units exchanged (in shares)	36,316	56,166